Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
26.	Subsequent events

On November 16, 2011, the Company announced that it was seeking the consent of its shareholders to a delisting proposal received from the Purchasers, to voluntarily delist the equity shares of the Company from the Indian Stock Exchanges and the ADSs from the New York Stock Exchange ("NYSE"). In accordance with the Indian Delisting Regulations, the Purchasers made the Public Announcement on March 14, 2012 to the shareholders of Patni giving details of the delisting offer (the "Delisting Offer") and the period during which it would be open. The delisting offer (the "Delisting Offer") involves a price discovery mechanism, which is known in India as the "Reverse Book Building Process." The offer price (the "Offer Price") (i.e., the price at which the shares of the Public Shareholders are to be purchased pursuant to the Delisting Offer) is determined after establishment of a statutorily prescribed "floor price", which is determined in accordance with Delisting Regulations. The floor price for the Delisting Offer is Rs. 356.74. The entire process including payment of consideration to the shareholders who have validly tendered shares would take up to 30 to 60 days while the actual delisting from the exchanges would take up to 60 to 90 days, from the date of the public announcement. As of March 9, 2012, the stock closed at Rs.475.45, Rs.475.50 and $19.20 on the NSE, BSE and NYSE respectively.

In January 2012, service tax authorities in India have issued a notice to Patni asking it to make additional payment of service tax amounting to approximately $1 million plus interest for delayed payment. The Company is in the process of responding to this notice and based on its assessment believes that these demands are not tenable against the company, and therefore no provision for this tax contingency has been established.

The Company has evaluated subsequent events though the date of filing the financial statements and no events, other than what has been disclosed above, has occurred from the balance sheet date through that date that would impact the Consolidated Financial Statements.